Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 15. FAIR VALUE MEASUREMENTS

The Company accounts for certain assets and liabilities at fair value and classifies these assets and liabilities within the fair value hierarchy (Level 1, Level 2, or Level 3).

Assets and liabilities subject to fair value measurements are as follows:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities – Common Share Warrants	$-	$-	$589	$589
Warrant liabilities – Preferred Share Warrants	-	-	-	-
Derivative Liability	-	-	1,219	1,219
Total liabilities	$-	$-	$1,808	$1,808

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities – Common Share Warrants	$-	$-	$486,495	$486,495
Warrant liabilities – Preferred Share Warrants	-	-	64	64
Derivative Liability	-	-	313,191	313,191
Total liabilities	$-	$-	$799,750	$799,750

The Common Share Warrants and the Preferred Share Warrants were valued using a Black-Scholes option pricing model utilizing assumptions related to the contractual terms of the instruments, estimated volatility of the price of the Common Stock and current interest rates.

The following table provides quantitative information regarding Level 3 fair value measurements for Common Share Warrants and Preferred Share Warrants as of June 30, 2025:

	Preferred Share Warrant June 30, 2025	Common Share Warrant June 30, 2025
Exercise price	$703.60	$460.00
Share price	$10.40	$10.40
Volatility	99.24%	99.24%
Expected life	.75	1.45
Risk-free rate	3.96%	3.96%
Dividend yield	-	-

The following table provides quantitative information regarding Level 3 fair value measurements for initial value of the Common Share Warrants as of January 13, 2025.

Common Share Warrant January 13, 2025
Exercise price	$460.00
Share price	$39.60
Volatility	106.26%
Expected life	1.91
Risk-free rate	2.06%
Dividend yield	-

The following table presents a summary of the changes in the fair value of the Private Warrants and Representative’s Warrants, a Level 3 liability, measured on a recurring basis.

	Common Share Warrants	Preferred Share Warrants	Warrant Liability
Fair value as of December 31, 2024	$486,495	$64	$486,559
Initial Measurement, January 13, 2025	33,357	-	33,357
Change in fair value	(519,264)	(64)	(519,328)
Fair value as of June 30, 2025	588	-	588

The conversion upon the event of default derivative liability of the Convertible Promissory Note was valued using a Black Scholes option pricing model terms related to the terms of the Convertible Promissory Note (see Note 10), estimated volatility of the price of the Common Stock and current interest rates.

The following table provides quantitative information regarding Level 3 fair value measurements for the conversion upon the event of default derivative liability as of June 30, 2025:

June 30, 2025
Exercise price	$400.00
Share price	$10.40
Volatility	99.24%
Expected life	1.45
Risk-free rate	3.96%
Dividend yield	-

The following table presents a summary of the changes in the fair value of the conversion upon the event of default derivative liability, a Level 3 liability, measured on a recurring basis.

Derivative liability
Fair value as of December 31, 2024	$313,191
Initial measurement, January 13, 2025	49,017
Change in fair value	(360,989)
Fair value as of June 30, 2025	$1,219

NOTE 14. FAIR VALUE MEASUREMENTS

The Company accounts for certain assets and liabilities at fair value and classifies these assets and liabilities within the fair value hierarchy (Level 1, Level 2, or Level 3).

Assets and liabilities subject to fair value measurements are as follows:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities – Common Share Warrants	$-	$-	$486,495	$486,495
Warrant liabilities – Preferred Share Warrants	-	-	64	64
Derivative Liability	-	-	313,191	313,191
Total liabilities	$-	$-	$799,749	$799,749

	As of December 31, 2023, As Restated
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities – Common Share Warrants	$-	$-	$26,283	$26,283
Warrant liabilities – Preferred Share Warrants	-	-	-	-
Derivative Liability	-	-	2,724	2,724
Total liabilities	$-	$-	$29,007	$29,007

The Common Share Warrants and the Preferred Share Warrants were valued using a Black-Scholes option pricing model utilizing assumptions related to the contractual terms of the instruments, estimated volatility of the price of the Common Stock and current interest rates.

The following table provides quantitative information regarding Level 3 fair value measurements for Common Share Warrants and Preferred Share Warrants as of December 31, 2024.

	Preferred Share Warrant December 31, 2024	Common Share Warrant December 31, 2024
Exercise price	$703.20	$460.00
Share price	$38.40	$38.40
Volatility	106,26%	106.26%
Expected life	1.00	4.95
Risk-free rate	4.16%	4.38%
Dividend yield	-	-

The following table provides quantitative information regarding Level 3 fair value measurements for Common Share Warrants and Preferred Share Warrants as of December 31, 2023.

	Preferred Share Warrant December 31, 2023	Common Share Warrant December 31, 2023
Exercise price	$703.20	$460.00
Share price	$49.20	$49.20
Volatility	40.65%	40.65%
Expected life	1.00	5.95
Risk-free rate	4.01%	4.01%
Dividend yield		-

The following table presents a summary of the changes in the fair value of the Private Warrants and Representative’s Warrants, a Level 3 liability, measured on a recurring basis.

	Common Share Warrants	Preferred Share Warrants	Warrant Liability
Fair value as of December 31, 2022	$-	$-	$-
Initial measurement, December 31, 2023	26,283	-	26,283
Fair value as of December 31, 2023, as restated	26,283	-	26,283
Initial measurement, August 9, 2024	26,551	-	26,551
Change in fair value	433,661	64	433,725
Fair value as of December 31, 2024	$486,495	$64	$486,559

The conversion upon the event of default derivative liability of the Convertible Promissory Note was valued using a Black Scholes option pricing model terms related to the terms of the Convertible Promissory Note (see Note 12), estimated volatility of the price of the Common Stock and current interest rates.

The following table provides quantitative information regarding Level 3 fair value measurements for the conversion upon the event of default derivative liability as of December 31, 2024.

	December 2023 Note December 31, 2024	August 2024 Note December 31, 2024
Exercise price	$400.00	$400.00
Share price	$38.40	$38.40
Volatility	106.26%	106.26%
Expected life	1.95	4.95
Risk-free rate	4.16%	4.38%
Dividend yield	-	-

The following table provides quantitative information regarding Level 3 fair value measurements for the conversion upon the event of default derivative liability as of December 31, 2023.

December 31, 2023
Exercise price	$400.00
Share price	$49.20
Volatility	40.65%
Expected life	2.95
Risk-free rate	4.01%
Dividend yield	-

The following table presents a summary of the changes in the fair value of the conversion upon the event of default derivative liability, a Level 3 liability, measured on a recurring basis.

Derivative liability
Fair value as of December 31, 2022	$-
Initial measurement, December 31, 2023	2,724
Fair value as of December 31, 2023, as restated	2,724
Initial measurement, August 9, 2024	105,980
Change in fair value	204,487
Fair value as of December 31, 2024	$313,191

There was no derivative liability as of December 31, 2022.